Schedule of Cash Flow Hedge Activity within Accumulated Other Comprehensive Losses, Net of Taxes (Detail) - Cash Flow Hedge - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Derivative [Line Items]
Accumulated other comprehensive losses at beginning of period	$ (129)	$ (152)	$ (18)
Unrealized gains / (losses)	56	20	(199)
Transfer of realized (gains) / losses to earnings	(52)	3	69
Transfer of realized losses from Mondelēz International	0	0	(4)
Accumulated other comprehensive losses at end of period	(125)	(129)	(152)
Commodity Contracts
Derivative [Line Items]
Unrealized gains / (losses)	18	(16)	(57)
Transfer of realized (gains) / losses to earnings	(18)	26	49
Foreign Exchange Contracts
Derivative [Line Items]
Unrealized gains / (losses)	38	36	(5)
Transfer of realized (gains) / losses to earnings	(41)	(31)	1
Interest Rate Contracts
Derivative [Line Items]
Unrealized gains / (losses)	0	0	(137)
Transfer of realized (gains) / losses to earnings	$ 7	$ 8	$ 19